N-4	Dec. 30, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account
Entity Central Index Key	0000768609
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Multioption Advantage
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you surrender your contract during the first three Contract Years or during the first three years following a Purchase Payment, we will assess a deferred sales charge, which may significantly reduce the surrender value.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to 2%
may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first three Contract Years, you could pay a sales charge of up to $2,000 on a $100,000 investment.

Transaction Charges	In addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
•Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
•There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
Ongoing Charges and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract	Minimum 0.30% (as a percentage of average account value)	Maximum 0.30% (as a percentage of average account value)
	Investment Options (Portfolio Company Fees and Expenses)	0.39% (as a percentage of Portfolio assets)	1.68% (as a percentage of Portfolio assets)
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.15% (as a percentage of the Return of Purchase Payments Death Benefit for ages 0-70 at issue)	1.50% (as a percentage of the greater of the Contract Value or Benefit Base)

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

These fees and expenses do not reflect any advisory fees paid to financial intermediaries from the Contract Value or other assets of the
Contract owner; if such charges were reflected, the fees and expenses would be higher.

Lowest Annual Cost: $664	Highest Annual Cost: $2,847
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses	•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No optional benefits	•No sales charges or advisory fees
•No sales charges or advisory fees	•No additional purchase payments, transfers or withdrawals
•No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your contract during the first three Contract Years or during the first three years following a Purchase Payment, we will assess a deferred sales charge, which may significantly reduce the surrender value.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to 2%
may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first three Contract Years, you could pay a sales charge of up to $2,000 on a $100,000 investment.

Surrender Charge Phaseout Period, Years | yr	3
Surrender Charge (of Other Amount) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 2,000
Transaction Charges [Text Block]
Transaction Charges	In addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
•Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
•There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Charges and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract	Minimum 0.30% (as a percentage of average account value)	Maximum 0.30% (as a percentage of average account value)
	Investment Options (Portfolio Company Fees and Expenses)	0.39% (as a percentage of Portfolio assets)	1.68% (as a percentage of Portfolio assets)
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.15% (as a percentage of the Return of Purchase Payments Death Benefit for ages 0-70 at issue)	1.50% (as a percentage of the greater of the Contract Value or Benefit Base)

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

These fees and expenses do not reflect any advisory fees paid to financial intermediaries from the Contract Value or other assets of the
Contract owner; if such charges were reflected, the fees and expenses would be higher.

Lowest Annual Cost: $664	Highest Annual Cost: $2,847
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses	•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No optional benefits	•No sales charges or advisory fees
•No sales charges or advisory fees	•No additional purchase payments, transfers or withdrawals
•No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.68%
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	1.50%
Lowest and Highest Annual Cost [Table Text Block]

These fees and expenses do not reflect any advisory fees paid to financial intermediaries from the Contract Value or other assets of the
Contract owner; if such charges were reflected, the fees and expenses would be higher.

Lowest Annual Cost: $664	Highest Annual Cost: $2,847
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses	•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No optional benefits	•No sales charges or advisory fees
•No sales charges or advisory fees	•No additional purchase payments, transfers or withdrawals
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 664
Highest Annual Cost [Dollars]	$ 2,847
Risks [Table Text Block]
	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the contract.	Principal Risks
Not a Short-Term Investment
The contract is not a short-term investment and is not
appropriate for Contract Owners who need ready access to cash.
The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
Principal Risks
Risks Associated with Investment Options
The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA
Fixed Account, or the Fixed Account (available only after Fixed
Annuity Payments have begun) will each have its own unique
risks. The Contract Owner should review these investment
options before making an investment in the contract.
Principal Risks
Insurance Company Risks
An investment in the contract is subject to the risks related to
Minnesota Life. Obligations (including under the Fixed Account and DCA Fixed Account) and guarantees provided by the
insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance
company. Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at
844-878-2199 for additional information or visit our website at
https://www.securian.com/about-us/ratings.
Principal Risks

Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
Exchanges [Text Block]	Some registered representatives may have a financial incentive to offer you a new contract in place of the one you may already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue your existing contract.
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses described in the tables do not reflect any advisory fees paid to financial professionals from the Contract Value or other assets of the Contract Owner; if such charges were reflected, the fees and expenses would be higher. The first table describe the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract or transfer Contract Value between investment options. State premium taxes may also be deducted. See “Premium Taxes” for more information. Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of Purchase Payments)	None
Deferred Sales Charge •Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.(as a percentage of each Purchase Payment)
Years Since Purchase Payment
0-1	2%
1-2	2%
2-3	1%
3 and thereafter	0%

Transfer Fee*
Maximum Charge	$10*
Current Charge	None
*(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio company fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below

Annual Maintenance Fee**	$50
**(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $75,000 on the Contract Anniversary and at surrender.)Annual Contract Expenses (as a percentage of average account value)
Base Contract Expenses
Base Contract Charges	0.30%
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Optional Death Benefit Riders Currently Offered
Return of Purchase Payments Death Benefit Charge
Age at issue 0-70	0.15%	0.15%	Return of Purchase Payments Death Benefit
Age at issue 71-75	0.35%	0.35%	Return of Purchase Payments Death Benefit
Optional Living Benefit Riders Currently Offered
MyPath Edge — Single Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Single Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
MyPath Horizon — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
Optional Living Benefit Riders No Longer Offered
MyPath Core Flex — Single Charge	2.00%	1.20%	Greater of Contract Value or Benefit Base
MyPath Core Flex — Joint Charge	2.00%	1.30%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.45%	Greater of Contract Value or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.55%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.55%	Greater of Contract Base or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.65%	Greater of Contract Base or Benefit Base
MyPath Summit — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Summit — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the contract. A complete list of Portfolio Companies available under the contract, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.68%
Example This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses. These fees and expenses described in the Example do not reflect any advisory fees paid to financial professionals from the Contract Value or other assets of the Contract Owner; if such charges were reflected, the fees and expenses would be higher. The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period: •Base + MyPath Journey – SingleAlthough your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
MultiOption Advantage	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + MyPath Journey – Single	$6,266	$14,129	$22,483	$49,653	$4,266	$13,129	$22,483	$49,653
Minimum Fund Expenses
Base + MyPath Journey – Single	$4,989	$10,266	$16,047	$36,971	$2,989	$9,266	$16,047	$36,971
Note: In the above example, the charge for MyPath Journey – Single assumes the maximum annual fee of 2.25% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	2.00%
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $75,000 on the Contract Anniversary and at surrender.)
Base Contract Expense (of Average Account Value), Current [Percent]	0.30%
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.68%

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Company Operating Expenses(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.68%
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,266
Annuitized Expense, 1 Year, Minimum [Dollars]	2,989
Annuitized Expense, 3 Years, Maximum [Dollars]	13,129
Annuitized Expense, 3 Years, Minimum [Dollars]	9,266
Annuitized Expense, 5 Years, Maximum [Dollars]	22,483
Annuitized Expense, 5 Years, Minimum [Dollars]	16,047
Annuitized Expense, 10 Years, Maximum [Dollars]	49,653
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 36,971
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract There are risks associated with investing in this contract. The principal risks described below may affect your contract’s performance. You should carefully consider these risks in investing in the contract. Risk of Loss: You may lose money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios. Not a Short-Term Investment: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract. Limitations on Access to Contract Value Through Withdrawals: You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 2% and can drastically reduce the amount available to withdraw in early years of the contract. Risks Associated with Investment Options: The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have been elected) will each have its own unique risks. Insurance Company Risks: The Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings. Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.Risks Associated with Advisory Fee: If you elect to take a withdrawal to pay the advisory fee from your Contract Value, then this deduction may reduce the death benefits and other guaranteed benefits available under the Contract, and such deduction may be subject to federal and state income taxes and a ten percent (10%) federal income tax penalty.
Item 10. Benefits Available (N-4) [Text Block]	Benefits The following table provides information regarding the benefits available with your contract. The table details: (1) the name of the benefit; (2) its purpose; (3) whether the benefit is standard or optional; (4) the maximum fee associated with the benefit, if applicable; and (5) a brief description of any restrictions or limitations associated with the benefit.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payments Death Benefit (ROPP DB)	Provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.	Optional	0.15% (as a percentage of the ROPP DB for ages 0-70 at issue) and 0.35% (as a percentage of the ROPP DB for ages 71-75 at issue)
May not be elected
with any optional
living benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

MyPath Ascend 2.0*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Core Flex*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the
rider.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

MyPath Edge
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Horizon
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

MyPath Journey
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Summit*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

MyPath Value*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

*Indicates optional benefits that are no longer available for purchase. If you have your advisory fee withdrawn from the Contract Value, the withdrawal will have the same effect on the death benefit as any other withdrawal you make from your Contract. Given the significant effect such reductions could have on the death benefit, you should discuss the impact of withdrawing advisory fees from Contract Value with your financial professional prior to making any elections.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payments Death Benefit (ROPP DB)	Provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.	Optional	0.15% (as a percentage of the ROPP DB for ages 0-70 at issue) and 0.35% (as a percentage of the ROPP DB for ages 71-75 at issue)
May not be elected
with any optional
living benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

MyPath Ascend 2.0*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Core Flex*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the
rider.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

MyPath Edge
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Horizon
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

MyPath Journey
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Summit*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

MyPath Value*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.
Withdrawals,
including
withdrawals from
Contract Value to
cover the advisory
fee, may reduce the
guaranteed
benefits available
under this rider.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	PurposeGuarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/LimitationsRequires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.Name of BenefitPurposeIs Benefit Standard orOptionalMaximum FeeBrief Description of Restrictions/LimitationsRequires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Portfolio Companies Available Under the Contract The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance. [1]Current Expenses are each Fund's total annual operating expenses.[2]This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.*This Fund employs a managed volatility strategy.+Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	-18.68%	-0.10%	3.08%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.25%[2]	-27.17%	-0.01%	3.99%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.20%	-20.73%	5.27%	8.05%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.89%	-13.17%	4.59%	7.17%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.88%	-12.88%	2.80%	4.90%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.86%[2]	-11.82%	0.54%	1.74%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.87%	-13.25%	3.84%	6.32%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.87%[2]	-12.54%	1.77%	3.36%
American Century Variable Portfolios II, Inc.
The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	VP Inflation Protection Fund – Class II Shares Investment Adviser: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.72%	-17.70%	-1.77%	-0.50%
The fund’s investment objective is to provide long-term growth of capital.	Global Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.66%[2]	-24.74%	7.06%	10.15%
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.91%[2]	-29.55%	2.79%	6.84%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.59%	-29.94%	11.14%	13.64%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.53%	-16.50%	7.83%	11.54%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.78%	-20.79%	-1.03%	3.92%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.82%[2]	-22.10%	2.32%	4.27%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.49%[2]	-10.95%	0.61%	0.92%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.52%[2]	-14.59%	—	—
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.47%[2]	-20.63%	—	—
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.39%	-13.38%	—	—
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.76%	-5.25%	7.88%	9.91%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks long-term growth of capital.	Mid Cap Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.86%	-14.97%	5.68%	9.69%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 2 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.91%[2]	-10.06%	5.48%	9.09%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund – Class 2 Shares Investment Adviser: Templeton Asset Management Ltd.	1.37%[2]	-21.98%	-1.67%	1.02%
Goldman Sachs Variable Insurance Trust
Seeks total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares Investment Adviser: Goldman Sachs Asset Management, L.P.	0.97%[2]	-19.16%	0.92%	3.22%
Ivy Variable Insurance Portfolios
To seek to provide total return.	Delaware Ivy VIP Asset Strategy – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.87%[2]	-14.71%	4.32%	4.46%
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.06%[2]	-16.11%	5.57%	7.05%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.95%[2]	-17.33%	10.15%	11.44%
To seek to provide growth of capital.	Delaware Ivy VIP Global Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.13%[2]	-17.49%	6.72%	7.60%
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.92%	-11.12%	1.70%	3.56%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP International Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%[2]	-14.32%	0.45%	4.80%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%[2]	-30.78%	10.59%	11.39%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Natural Resources – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.25%	17.72%	1.98%	0.23%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%	-31.83%	8.53%	12.18%
To seek to provide growth of capital.	Delaware Ivy VIP Small Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%[2]	-26.83%	4.38%	8.83%
To seek to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	-14.84%	4.14%	9.25%
To seek to provide capital appreciation.	Delaware Ivy VIP Value – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.01%	-4.90%	8.31%	10.40%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.96%	-13.22%	3.79%	—
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.06%	-14.00%	4.32%	—
Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.21%	-12.71%	3.40%	—
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.82%[2]	-13.90%	0.25%	1.10%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.80%	-33.73%	9.48%	12.72%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.91%	-5.77%	4.49%	8.25%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	1.14%	-8.84%	5.20%	3.72%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.05%	-29.01%	8.28%	10.95%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Service Class Investment Adviser: Massachusetts Financial Services Company	1.15%[2]	-23.75%	2.77%	7.56%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.27%[2]	-25.13%	-2.77%	0.54%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	1.17%[2]	-18.65%	7.14%	10.64%
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.76%	-11.85%	1.76%	3.13%
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.96%	-12.12%	1.50%	—
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.74%	-13.73%	1.77%	3.77%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	-13.35%	1.92%	3.72%
Seeks to provide capital appreciation, with a secondary objective of hedging risk.	TOPS® Target RangeTM Portfolio – Class S Shares Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	1.05%	-19.46%	—	—
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.15%[2]	-16.61%	0.80%	—
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.11%	-10.24%	0.22%	—
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.77%	-5.84%	-0.02%	0.32%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.77%	-14.39%	-0.28%	0.82%
Putnam Variable Trust
Seeks capital appreciation.	Putnam VT Growth Opportunities Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.91%	-30.50%	10.60%	13.72%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	1.15%	-6.81%	1.97%	4.19%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.82%	-3.13%	9.26%	11.76%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.97%	-12.62%	5.18%	—
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 2 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.75%	-14.17%	-0.29%	1.31%
Seeks to provide growth of capital.	SFT Delaware IvySM Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	0.96%	-27.15%	11.59%	—
Seeks to provide growth of capital.	SFT Delaware IvySM Small Cap Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	1.27%	-26.87%	4.36%	—
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.05%	-9.71%	1.24%	—
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.66%	1.12%	0.80%	0.41%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.56%	-13.60%	6.09%	10.17%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.44%	-18.47%	8.93%	12.03%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks to maximize current income, consistent with the protection of principal.	SFT International Bond Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Brandywine Global Investment Management, LLC	1.28%	-10.49%	-3.71%	-1.72%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 2 Shares Investment Adviser: Cohen & Steers	1.15%	-26.29%	3.98%	6.35%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.07%	-11.67%	7.39%	—
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	1.12%	-19.46%	8.98%	—
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.19%[2]	-12.69%	10.56%	15.35%

Portfolio Company Objective [Text Block]	Investment Objective
Some Portfolio Companies not Available for All Benefits [Text Block]	Investment Restrictions If you are invested in any of the below optional living benefit riders, certain investment restrictions apply. Please refer to the specific rider investment restrictions below for more information. MyPath Ascend 2.0 (Single, Joint, and Joint 50) While the MyPath Ascend 2.0 rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is: •100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Core Flex (Single and Joint) While the MyPath Core Flex rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. The approved allocation plans currently include: a)100% allocation among allowable Sub-Accounts; orb)100% allocation to the CustomChoice II Allocation Option; orc)100% allocation to a SimpleChoice Asset Allocation Portfolio.The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Edge (Single and Joint) While the MyPath Edge rider is in effect, the full Contract Value must be allocated to the Sub-Account(s) of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is: •100% allocation among allowable Sub-AccountThe allowable Sub-Account currently is:
•SFT Core Bond Fund
MyPath Horizon (Single, Joint, and Joint 50) While the MyPath Horizon rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is: •100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Journey (Single, Joint, and Joint 50) While the MyPath Journey rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is: •100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Summit (Single and Joint) While the MyPath Summit rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is: •100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Value (Single and Joint) While the MyPath Value rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. The approved allocation plans currently include: a)100% allocation among allowable Sub-Accounts; orb)100% allocation to the CustomChoice II Allocation Option; orc)100% allocation to a SimpleChoice Asset Allocation Portfolio.When you elect this allocation plan, all existing Sub-Accounts are available to you for allocation of your funds.
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
Multioption Advantage | LimitationsOnAccessToContractValueThroughWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Contract Value Through Withdrawals: You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 2% and can drastically reduce the amount available to withdraw in early years of the contract.
Multioption Advantage | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
Multioption Advantage | RisksAssociatedWithAdvisoryFeeMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Advisory Fee: If you elect to take a withdrawal to pay the advisory fee from your Contract Value, then this deduction may reduce the death benefits and other guaranteed benefits available under the Contract, and such deduction may be subject to federal and state income taxes and a ten percent (10%) federal income tax penalty.
Multioption Advantage | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You have the risk that you can lose money by investing in the contract.
Principal Risk [Text Block]	Risk of Loss: You may lose money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios.
Multioption Advantage | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash. The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
Principal Risk [Text Block]	Not a Short-Term Investment: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract.
Multioption Advantage | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have begun) will each have its own unique risks. The Contract Owner should review these investment options before making an investment in the contract.
Principal Risk [Text Block]	Risks Associated with Investment Options: The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have been elected) will each have its own unique risks.
Multioption Advantage | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to Minnesota Life. Obligations (including under the Fixed Account and DCA Fixed Account) and guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company. Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at 844-878-2199 for additional information or visit our website at https://www.securian.com/about-us/ratings
Principal Risk [Text Block]	Insurance Company Risks: The Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.
Multioption Advantage | DynamicAssetAllocationPortfolioClassBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Portfolio Company Name [Text Block]	Dynamic Asset Allocation Portfolio – Class B Shares
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	3.08%
Multioption Advantage | InvescoOppenheimerVIInternationalGrowthFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	3.99%
Multioption Advantage | InvescoVIAmericanValueFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(2.86%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Multioption Advantage | InvescoVIComstockFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Multioption Advantage | InvescoVIEquityandIncomeFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Multioption Advantage | InvescoVISmallCapEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.73%)
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Multioption Advantage | MorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.17%)
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Multioption Advantage | MorningstarBalancedETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation and some current income.
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Multioption Advantage | MorningstarConservativeETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and preservation of capital.
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(11.82%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]	1.74%
Multioption Advantage | MorningstarGrowthETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.25%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Multioption Advantage | MorningstarIncomeandGrowthETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(12.54%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Multioption Advantage | VPInflationProtectionFundClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	VP Inflation Protection Fund – Class II Shares
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Multioption Advantage | CapitalWorldBondFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	Capital World Bond Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.77%)
Average Annual Total Returns, 10 Years [Percent]	(0.50%)
Multioption Advantage | GlobalGrowthFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Global Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Multioption Advantage | GlobalSmallCapitalizationFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Global Small Capitalization Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Multioption Advantage | GrowthFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Name [Text Block]	Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Multioption Advantage | GrowthIncomeFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	Growth-Income Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Multioption Advantage | InternationalFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	International Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
Multioption Advantage | NewWorldFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	New World Fund® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.27%
Multioption Advantage | USGovernmentSecuritiesFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	U.S. Government Securities Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(10.95%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	0.92%
Multioption Advantage | BlackRockInternationalIndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund – Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(14.59%)
Multioption Advantage | BlackRockSmallCapIndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund – Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(20.63%)
Multioption Advantage | BondIndexPortfolioServiceClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Bond Index Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Multioption Advantage | EquityIncomePortfolioServiceClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).
Portfolio Company Name [Text Block]	Equity-Income Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.25%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Multioption Advantage | MidCapPortfolioServiceClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Multioption Advantage | FranklinSmallCapValueVIPFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Multioption Advantage | TempletonDevelopingMarketsVIPFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(21.98%)
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
Multioption Advantage | GoldmanSachsVITTrendDrivenAllocationFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return while seeking to provide volatility management.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(19.16%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Multioption Advantage | DelawareIvyVIPAssetStrategyClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Multioption Advantage | DelawareIvyVIPBalancedClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Balanced – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(16.11%)
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Multioption Advantage | DelawareIvyVIPCoreEquityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Core Equity – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Multioption Advantage | DelawareIvyVIPGlobalGrowthClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Global Growth – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(17.49%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Multioption Advantage | DelawareIvyVIPHighIncomeClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP High Income – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.12%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Multioption Advantage | DelawareIvyVIPInternationalCoreEquityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP International Core Equity – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Multioption Advantage | DelawareIvyVIPMidCapGrowthClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Mid Cap Growth – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.78%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Multioption Advantage | DelawareIvyVIPNaturalResourcesClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Natural Resources – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	0.23%
Multioption Advantage | DelawareIvyVIPScienceandTechnologyClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Science and Technology – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(31.83%)
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Multioption Advantage | DelawareIvyVIPSmallCapGrowthClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Small Cap Growth – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(26.83%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Multioption Advantage | DelawareIvyVIPSmidCapCoreClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Smid Cap Core – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(14.84%)
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Multioption Advantage | DelawareIvyVIPValueClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Value – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.90%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Multioption Advantage | DelawareIvyVIPPathfinderModerateManagedVolatilityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(13.22%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Multioption Advantage | DelawareIvyVIPPathfinderModeratelyAggressiveManagedVolatilityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(14.00%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Multioption Advantage | DelawareIvyVIPPathfinderModeratelyConservativeManagedVolatilityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(12.71%)
Average Annual Total Returns, 5 Years [Percent]	3.40%
Multioption Advantage | JanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Multioption Advantage | JanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Multioption Advantage | JanusHendersonFortyPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Multioption Advantage | JanusHendersonMidCapValuePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Multioption Advantage | JanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Multioption Advantage | ClearBridgeVariableSmallCapGrowthPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.01%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Multioption Advantage | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(23.75%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Multioption Advantage | EmergingMarketsEquityPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(25.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.77%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
Multioption Advantage | NeubergerBermanAMTSustainableEquityPortfolioSClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(18.65%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Multioption Advantage | TOPSManagedRiskBalancedETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Multioption Advantage | TOPSManagedRiskFlexETFPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Flex ETF Portfolio
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.12%)
Average Annual Total Returns, 5 Years [Percent]	1.50%
Multioption Advantage | TOPSManagedRiskGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Multioption Advantage | TOPSManagedRiskModerateGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Multioption Advantage | TOPSTargetRangeTMPortfolioClassSSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation, with a secondary objective of hedging risk.
Portfolio Company Name [Text Block]	TOPS® Target RangeTM Portfolio – Class S Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(19.46%)
Multioption Advantage | PIMCOVITGlobalDiversifiedAllocationPortfolioAdvisorClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(16.61%)
Average Annual Total Returns, 5 Years [Percent]	0.80%
Multioption Advantage | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(10.24%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Multioption Advantage | PIMCOVITLowDurationPortfolioAdvisorClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
Multioption Advantage | PIMCOVITTotalReturnPortfolioAdvisorClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Multioption Advantage | PutnamVTGrowthOpportunitiesFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Growth Opportunities Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(30.50%)
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	13.72%
Multioption Advantage | PutnamVTInternationalValueFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Putnam VT International Value Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Multioption Advantage | PutnamVTLargeCapValueFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Multioption Advantage | SFTBalancedStabilizationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).
Portfolio Company Name [Text Block]	SFT Balanced Stabilization Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Multioption Advantage | SFTCoreBondFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
Portfolio Company Name [Text Block]	SFT Core Bond Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC (MetWest)
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
Multioption Advantage | SFTDelawareIvySMGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	SFT Delaware IvySM Growth Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(27.15%)
Average Annual Total Returns, 5 Years [Percent]	11.59%
Multioption Advantage | SFTDelawareIvySMSmallCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	SFT Delaware IvySM Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(26.87%)
Average Annual Total Returns, 5 Years [Percent]	4.36%
Multioption Advantage | SFTEquityStabilizationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
Portfolio Company Name [Text Block]	SFT Equity Stabilization Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(9.71%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Multioption Advantage | SFTGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+
Portfolio Company Name [Text Block]	SFT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Multioption Advantage | SFTIndex400MidCapFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Portfolio Company Name [Text Block]	SFT Index 400 Mid-Cap Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Multioption Advantage | SFTIndex500FundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Portfolio Company Name [Text Block]	SFT Index 500 Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	12.03%
Multioption Advantage | SFTInternationalBondFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize current income, consistent with the protection of principal.
Portfolio Company Name [Text Block]	SFT International Bond Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(10.49%)
Average Annual Total Returns, 5 Years [Percent]	(3.71%)
Average Annual Total Returns, 10 Years [Percent]	(1.72%)
Multioption Advantage | SFTRealEstateSecuritiesFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks above average income and long-term growth of capital.
Portfolio Company Name [Text Block]	SFT Real Estate Securities Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Cohen & Steers
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(26.29%)
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Multioption Advantage | SFTTRowePriceValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	SFT T. Rowe Price Value Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Multioption Advantage | SFTWellingtonCoreEquityFundClass1SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(19.46%)
Average Annual Total Returns, 5 Years [Percent]	8.98%
Multioption Advantage | TRowePriceHealthSciencesPortfolioIIClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio – II Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
Multioption Advantage | SFTWellingtonCoreEquityFundClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	SFT Wellington Core Equity Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Multioption Advantage | ReturnPurchasePaymentsDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit (ROPP DB)
Purpose of Benefit [Text Block]	Provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	May not be elected with any optional living benefit riders.Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit (ROPP DB)
Operation of Benefit [Text Block]	Return of Purchase Payments Death Benefit (ROPP DB) Option The Return of Purchase Payments Death Benefit option provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn. If the ROPP DB is greater than the Contract Value, the difference will be paid as an additional death benefit. The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death at our home office. Any amounts due in excess of the Contract Value will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated in fulfillment of the death benefit provisions of the contract. If there are values remaining in a DCA Fixed Account option as of the date we are notified of a death, all remaining amounts in the DCA Fixed Account on the date we are notified will be transferred in a lump sum to the government money market Sub-Account. From the date the death benefit adjustment is determined until complete distribution is made, any amount in the Variable Account will remain allocated to the Sub-Accounts and the value will fluctuate with the performance of the Sub-Accounts. This risk is borne by the Beneficiary. We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance. This death benefit option will terminate on the earliest of: •the payment of all death benefits available under the Contract or optional death benefit riders;•termination or surrender of the Contract;•the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;•the Contract Value equals zero; or•the date of an ownership change or assignment under the Contract unless: (a) the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the Contract.See Appendix C for examples of how this optional death benefit works.
Multioption Advantage | MyPathEdgeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Name of Benefit [Text Block]	MyPath Edge
Purpose of Benefit [Text Block]	Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.Name of BenefitPurposeIs Benefit Standard orOptionalMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	MyPath Edge
Multioption Advantage | MyPathHorizonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Name of Benefit [Text Block]	MyPath Horizon
Purpose of Benefit [Text Block]	Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.
Name of Benefit [Text Block]	MyPath Horizon
Multioption Advantage | MyPathJourneyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Name of Benefit [Text Block]	MyPath Journey
Purpose of Benefit [Text Block]	Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.Name of BenefitPurposeIs Benefit Standard orOptionalMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	MyPath Journey
Multioption Advantage | ReturnofPurchasePaymentsDeathBenefitAgeatissue70Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Multioption Advantage | ReturnofPurchasePaymentsDeathBenefitAgeatissue7175Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Multioption Advantage | MyPathEdgeSingleChargeLevelOptionChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | MyPathEdgeSingleChargePlusOptionChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | MyPathEdgeJointChargeLevelOptionChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | MyPathEdgeJointChargePlusOptionChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | MyPathHorizonSingleChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | MyPathHorizonJointChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | MyPathHorizonJoint50ChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | MyPathJourneySingleChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,266
Surrender Expense, 1 Year, Minimum [Dollars]	4,989
Surrender Expense, 3 Years, Maximum [Dollars]	14,129
Surrender Expense, 3 Years, Minimum [Dollars]	10,266
Surrender Expense, 5 Years, Maximum [Dollars]	22,483
Surrender Expense, 5 Years, Minimum [Dollars]	16,047
Surrender Expense, 10 Years, Maximum [Dollars]	49,653
Surrender Expense, 10 Years, Minimum [Dollars]	36,971
No Surrender Expense, 1 Year, Maximum [Dollars]	4,266
No Surrender Expense, 1 Year, Minimum [Dollars]	2,989
No Surrender Expense, 3 Years, Maximum [Dollars]	13,129
No Surrender Expense, 3 Years, Minimum [Dollars]	9,266
No Surrender Expense, 5 Years, Maximum [Dollars]	22,483
No Surrender Expense, 5 Years, Minimum [Dollars]	16,047
No Surrender Expense, 10 Years, Maximum [Dollars]	49,653
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 36,971
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | MyPathJourneyJointChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | MyPathJourneyJoint50ChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Multioption Advantage | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Withdrawals, including withdrawals from Contract Value to cover the advisory fee, may reduce the guaranteed benefits available under this rider.Name of BenefitPurposeIs Benefit Standard orOptionalMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefits Before Annuity Payments Begin If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this Contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your Contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled “Optional Living Benefit Riders” for the specific optional benefit details. The death benefit is equal to the Contract Value. Prior to any election by the beneficiary of a death benefit payment option, amounts held in the Contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Sub-Account performance as allocated by the Owner. If you elect to take a withdrawal to pay the advisory fee from your Contract Value, then this deduction will be treated as a withdrawal and may significantly reduce the death benefits available under the Contract. The beneficiary has the right to allocate or transfer to any available Sub-Account option, subject to the same limitations imposed on the Owner. If there are multiple beneficiaries, all of the beneficiaries must agree to the allocation or transfer. Any remaining amounts in the DCA Fixed Account as of the date we are notified of a death will be transferred to the government Money Market Sub-Account. If you elect to take a withdrawal to pay the advisory fee from your Contract Value , the withdrawal will reduce your Contract Value. The withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract. For each withdrawal, including withdrawals of your advisory fee from Contract Value, the death benefit and optional enhanced death benefit is reduced on a Pro-rata Basis by the percentage of the Contract Value withdrawn. This method of calculating reductions could reduce the relevant values significantly, and by substantially more than the actual amount of the withdrawal. Surviving Spouse Option If the entire death benefit is payable to the sole designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse’s death. In addition, if a surviving spouse elects to assume his or her deceased spouse’s contract, and the optional death benefit is elected, there may be an adjustment to the Contract Value in the form of a death benefit. Beneficiary other than the Surviving Spouse If the designated beneficiary is a person other than the Owner’s spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary’s life expectancy only so long as Annuity Payments begin no later than one year after the death, or (2) take the entire value in the Contract within five years after death of the Owner. If there is no designated beneficiary, then the entire value in the Contract must be distributed within five years after death of the Owner. Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code. Note that changes made in the Setting Every Community Up For Retirement Act of 2019 (“SECURE Act”) may not allow the Beneficiary of a qualified retirement or individual retirement annuity contract to elect to take payments over the Beneficiary's lifetime after the death of the Owner, annuitant or participant. The SECURE Act changes were effective as of January 1, 2020. See the “Tax Qualified Programs” section of the prospectus for a more detailed discussion of the SECURE Act changes. Payment to the designated beneficiary, other than in a lump sum, may only be elected by the designated beneficiary during the sixty (60) day period following the date we receive due proof of death. Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the Contract terms. If you elect the optional death benefit rider, the scenarios below may apply differently or may not be applicable. Please refer to the Section of this Prospectus entitled “Optional Death Benefit Rider” for details. If death occurs before Annuity Payments begin:
If:	Then:
The Owner dies; and •there is a surviving Joint Owner; and •the Annuitant is either living or deceased.	The Joint Owner receives the death benefit
The Owner dies; and •there is no Joint Owner; and •the Annuitant is either living or deceased.	The designated beneficiary receives the death benefit
The Owner dies; and •there is no Joint Owner and •there is no designated beneficiary (or all of the beneficiaries pre-decease the Owner); and •the Annuitant is either living or deceased	Owner’s estate receives the death benefit
The Annuitant dies; and •Owner is living	The Owner may name a new Annuitant
The Annuitant dies; and •the Owner is not a natural person, such as a trust	The designated beneficiary receives the death benefit
The Annuitant dies; and •the Owner is not a natural person, such as a trust; and •there is no designated beneficiary (or all of the beneficiaries pre-decease the Annuitant)	The Owner receives the death benefit
Optional Death Benefit Rider At the time you purchase your Contract, you may elect the optional Return of Purchase Payments Death Benefit (ROPP DB). You must be 75 years old or less in order to elect the ROPP DB. You may only elect this option when you submit your application. Once you elect the optional death benefit rider, you may not cancel it. There is a particular charge associated with the optional death benefit. See “Optional Contract Rider Charges” for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial representative before you elect any optional features. The optional death benefit is subject to state availability and we reserve the right to stop offering any option(s) at any time. The optional ROPP DB is not available with the election of an optional living benefit.